Bank Borrowings (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable	$ 66,414,123	$ 68,313,619
Interest Expense, Total	3,254,991	3,710,945	$ 5,295,616
Plant And Machinery [Member]
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable	5,343,614	6,234,328	7,163,056
Building [Member]
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable	238,342	258,922	379,902
Land [Member]
Debt Instrument [Line Items]
Short-term Bank Loans and Notes Payable	$ 1,595,295	$ 1,667,055	$ 1,898,402